Other (Income) and Expenses (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Divestitures
(Gains)/losses on foreign currency transactions			$ 993	$ (458)	$ 116
(Gains)/losses on derivative instruments			(641)	515	(17)
Interest income			(645)	(747)	(670)
Net (gains)/losses from securities and investment assets			7	(20)	(39)
Retirement-related costs/(income)			65	3,457	(39)
Other			(221)	(877)	(266)
Total other (income) and expense	[1]		(442)	1,871	(914)
Pension settlement charges		$ 2,700	$ 0	3,113	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | QRadar SaaS
Divestitures
Gain (loss) on disposition of assets				349
Disposal Group, Disposed of by Sale, Not Discontinued Operations | The Weather Company
Divestitures
Pre-tax gain on sale of business				$ 243

[1]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.